Composition of Certain Balance Sheet Items - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Depreciation expense	$ 0.3	$ 0.2	$ 0.5	$ 0.4	$ 0.2